Acquisitions of Sagtec Group Sdn Bhd (Details)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Jan. 01, 2024
Acquisitions of Sagtec Group Sdn Bhd (Details) [Line Items]
Percentage of shareholders equity			98.04%
Initial cash consideration	RM 457	$ 100
Sagtec Group Sdn Bhd [Member]
Acquisitions of Sagtec Group Sdn Bhd (Details) [Line Items]
Initial cash consideration	RM 457	$ 100